Business Dispositions (Invested Assets Transferred) (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 ABS [Member]	Dec. 31, 2011 ABS [Member]	Dec. 31, 2012 ABS [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Collateralized Debt Obligations [Member]		Dec. 31, 2011 Collateralized Debt Obligations [Member]		Dec. 31, 2012 Collateralized Debt Obligations [Member] Retirement Plans and Individual Life Businesses [Member]		Dec. 31, 2012 CMBS [Member]	Dec. 31, 2011 CMBS [Member]	Dec. 31, 2012 CMBS [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Corporate [Member]		Dec. 31, 2011 Corporate [Member]		Dec. 31, 2012 Corporate [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Foreign government/government agencies [Member]	Dec. 31, 2011 Foreign government/government agencies [Member]	Dec. 31, 2012 Foreign government/government agencies [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Municipal [Member]	Dec. 31, 2011 Municipal [Member]	Dec. 31, 2012 Municipal [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 RMBS [Member]	Dec. 31, 2011 RMBS [Member]	Dec. 31, 2012 RMBS [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 U.S. Treasuries [Member]	Dec. 31, 2011 U.S. Treasuries [Member]	Dec. 31, 2012 U.S. Treasuries [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Level 2 [Member] Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member] Retirement Plans and Individual Life Businesses [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Intent to sell impairment							$ 177
Gains on derivatives hedging							108
Fair value	86,812		82,730				15,349	[1]	2,763	3,153	289	3,040	[2]	2,487	[2]	474	[3]	6,321	6,951	949	44,049	[2]	44,011	[2]	11,651	4,136	2,161	263	14,361	13,260	900	7,480	5,757	707	3,772	4,029	116	14,700			670
Equity securities, AFS, at fair value	890		921				37	[4]
Fixed maturities, available-for-sale, at fair value	85,922	[5]	81,809				16	[6]
Carrying value	6,711		5,728				1,364																																6,711	5,728
Policy loans, at outstanding balance	1,997		2,001				582																																1,997	2,001
Total invested assets transferred							17,348
Fixed maturities, available-for-sale, at amortized cost	79,747	[7]	78,978	[7]			13,916
Equity securities, available-for-sale, at cost	866	[5]	1,056	[5]			35
Mortgage loans loss, allowances	$ 68		$ 102		$ 155	$ 366	$ 1

[1]	Includes $14.7 billion and $670 of securities in level 2 and 3 of the fair value hierarchy, respectively.
[2]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).
[3]	]The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net realized capital gains (losses
[4]	All equity securities transferred are included in level 2 of the fair value hierarchy.
[5]	Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.
[6]	All FVO securities transferred are included in level 3 of the fair value hierarchy.
[7]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of the Notes to Consolidated Financial Statements for further discussion of this transaction.